BUSINESS ACQUISTION (Tables)	12 Months Ended
Dec. 31, 2017
BUSINESS ACQUISITION
Schedule of preliminary purchase price for the acquisition
	US$	Amortization Period

Net tangible assets	28,793,669
Intangible assets:
Trade name/domain name	16,228,000	10 years
Non-compete agreement	10,096,000	4.5 years
Online platform	1,364,000	5 years
Customer relationships	27,760,000	5-10 years

Total	55,448,000

Deferred tax liabilities	(13,862,000)
Goodwill	336,585,270

Total consideration	406,964,939

Summary of unaudited pro forma information
For the year ended December 31, 2015
US$
(unaudited)

Pro forma revenues	11,522,525
Pro forma net loss	(115,066,695)
Pro forma net loss per ordinary share-basic	(0.09)
Pro forma net loss per ordinary share-diluted	(0.09)